Schedule of Investments
December 31, 2023 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 68.12%

Banks - Diversified - 1.51%
JPMorgan Chase & Co.	200	34,020

Capital Markets - 3.42%
The Goldman Sachs Group, Inc.	200	77,154

Consumer Electronics - 3.42%
Apple, Inc.	400	77,012

Drug Manufacturers - General - 4.12%
AbbVie, Inc.	600	92,982

Drug Manufacturers - Specialty & Generic - 3.24%
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	73,080

Electrical Equipment & Parts - 0.81%
Plug Power, Inc. (2)	4,000	18,000

Entertainment - 0.80%
The Walt Disney Co.	200	18,058

Health Information Services - 0.14%
GE Healthcare Technologies, Inc.	41	3,170

Healthcare Plans - 1.05%
CVS Health Corp.	300	23,688

Integrated Circuit Design - 13.46%
Himax Technologies, Inc. ADR (2)	50,000	303,500

Luxury Goods - 3.75%
Tapestry, Inc.	2,300	84,663

Oil & Gas Integrated - 1.33%
Exxon Mobil Corp.	300	29,994

Pharmaceutical Retailers - 0.58%
Walgreens Boots Alliance, Inc.	500	13,055

Specialty Industrial Machinery - 0.71%
General Electric Co.	125	15,954

Semiconductors - 29.79%
Ase Technology Holding Co. Ltd. ADR (2)	10,000	94,100
NVIDIA Corp.	600	297,132
Silicon Motion Technology Corp. ADR	1,500	91,905
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	104,000
United Microelectronics Corp. ADR (2)	10,000	84,600

		671,737

Total Common Stock	(Cost $ 1,180,539)	1,536,067

Exchange-Traded Funds (3) - 28.48%

Direxion Daily Aerospace & Defense Bull 3X Shares	1,500	36,735
Direxion Daily Dow Jones Internet Bull 3X Shares (2)	9,000	136,440
Direxion Daily Industrials Bull 3X Shares	1,000	43,180
Direxion Daily Mid Cap Bull 3X Shares	1,000	44,370
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,000	7,750
Direxion Daily Real Estate Bull 3X Shares	2,000	21,240
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	750	15,450
Direxion Daily Semiconductor Bull 3X Shares	3,000	94,200
Direxion Small Cap Bull 3X Shares	2,000	78,900
Direxion Daily 20-Year Treasury Bull 3X Shares	800	51,664
Direxion Financial Bull 3X Shares	1,300	107,445
ProShares S&P 500 Dividend Aristocrats ETF	50	4,760

Total Exchange-Traded Funds	(Cost $ 432,246)	642,134

Money Market Registered Investment Companies (4) - 6.32%

Fidelity Investments Money Market Government Portfolio Class I - 5.250%	122,271	122,271
First American Government Obligation Fund Class Z - 5.250%	8,228	8,228
First American Treasury Obligation Fund Class Z - 5.250%	308	308
Morgan Stanley Institutional Liquidity Fund Government Portfolio Instituttional Class - 5.210%	2,842	2,842
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class - 5.270%	8,878	8,878

Total Money Market Registered Investment Companies	(Cost $ 142,527)	142,527

Total Investments - 102.92%	(Cost $ 1,755,312)	2,320,728

Liabilities in Excess of Other Assets - -2.92%		(65,775)

Total Net Assets - 100.00%		2,254,953

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,320,728	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,320,728	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at December 31, 2023.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.